UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06352

Voya Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Target Payment Fund

The schedules are not audited.

Voya Global Target Payment Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.6%
80,329	iShares 1-3 Year Treasury Bond ETF	$6,733,980	1.5
174,773	iShares Core MSCI Emerging Markets ETF	9,032,269	2.0
16,661	iShares Core S&P 500 ETF	4,524,295	1.0
83,733	iShares Core U.S. Aggregate Bond ETF	8,997,948	2.0
94,393	iShares Russell 1000 Value ETF	11,282,795	2.5
380,633	Schwab Intermediate-Term U.S. Treasury ETF	20,242,063	4.5
58,578	Vanguard Global ex-U.S. Real Estate ETF	3,360,620	0.8
122,259	Vanguard Real Estate ETF	10,197,623	2.3

	Total Exchange-Traded Funds
	(Cost $73,563,774)	74,371,593	16.6

MUTUAL FUNDS: 83.8%
	Affiliated Investment Companies: 83.8%
2,830,928	Voya Floating Rate Fund - Class I	27,063,673	6.1
945,914	Voya Global Bond Fund - Class R6	9,024,020	2.0
7,580,638	Voya Intermediate Bond Fund - Class R6	74,972,511	16.8
1,536,149	Voya Large Cap Value Fund - Class R6	18,095,841	4.0
495,260	Voya Large-Cap Growth Fund - Class R6	20,389,863	4.6
410,100	(1) Voya MidCap Opportunities Fund - Class R6	9,026,307	2.0
1,940,772	Voya Multi-Manager Emerging Markets Equity Fund - Class I	22,668,217	5.1
4,889,530	Voya Multi-Manager International Equity Fund - Class I	51,633,442	11.5
7,573,740	Voya Multi-Manager International Factors Fund - Class I	69,602,674	15.6
951,393	Voya Multi-Manager Mid Cap Value Fund - Class I	8,990,667	2.0
1,391,291	Voya Short Term Bond Fund - Class R6	13,509,434	3.0
675,747	Voya Small Company Fund - Class R6	9,041,499	2.0
890,900	Voya Strategic Income Opportunities Fund Class R6	9,024,819	2.0
2,834,030	Voya U.S. High Dividend Low Volatility Fund - Class I	31,599,429	7.1

	Total Mutual Funds
	(Cost $394,813,425)	374,642,396	83.8

	Total Long-Term Investments
	(Cost $468,377,199)	449,013,989	100.4

SHORT-TERM INVESTMENTS: 0.5%
	Mutual Funds: 0.5%
2,417,378	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290%
	(Cost $2,417,378)	2,417,378	0.5

	Total Short-Term Investments
	(Cost $2,417,378)	2,417,378	0.5

	Total Investments in Securities (Cost $470,794,577)	$451,431,367	100.9
	Liabilities in Excess of Other Assets	(4,009,629)	(0.9)
	Net Assets	$447,421,738	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of January 31, 2019.

Voya Global Target Payment Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$74,371,593	$–	$–	$74,371,593
Mutual Funds	374,642,396	–	–	374,642,396
Short-Term Investments	2,417,378	–	–	2,417,378
Total Investments, at fair value	$451,431,367	$–	$–	$451,431,367
Other Financial Instruments+
Futures	375,976	–	–	375,976
Total Assets	$451,807,343	$–	$–	$451,807,343
Liabilities Table
Other Financial Instruments+
Futures	$(675,419)	$–	$–	$(675,419)
Written Options	–	(1,563,633)	–	(1,563,633)
Total Liabilities	$(675,419)	$(1,563,633)	$–	$(2,239,052)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended January 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/2018	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 1/31/2019	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$35,835,411	$847,601	$(9,030,956)	$(588,383)	$27,063,673	$450,568	$(325,480)	$-
Voya Global Bond Fund - Class R6	9,554,901	261,332	(987,110)	194,897	9,024,020	111,036	(49,153)	-
Voya Intermediate Bond Fund - Class R6	79,130,762	2,731,451	(8,957,502)	2,067,800	74,972,511	645,541	(77,127)	-
Voya Large Cap Value Fund - Class R6	19,125,581	1,808,698	(1,371,185)	(1,467,253)	18,095,841	72,470	(10,517)	1,443,700
Voya Large-Cap Growth Fund - Class R6	21,672,874	1,927,410	(1,884,818)	(1,325,603)	20,389,863	92,765	385,952	1,194,794
Voya MidCap Opportunities Fund - Class R6	9,649,704	1,769,137	(1,175,287)	(1,217,247)	9,026,307	-	92,208	1,398,019
Voya Multi-Manager Emerging Markets Equity Fund - Class I	24,233,441	222,671	(3,445,595)	1,657,700	22,668,217	222,671	432,866	-
Voya Multi-Manager International Equity Fund - Class I	55,357,426	2,828,634	(4,441,207)	(2,111,411)	51,633,442	738,501	112,715	2,090,133
Voya Multi-Manager International Factors Fund - Class I	74,357,672	4,878,555	(6,705,369)	(2,928,184)	69,602,674	1,941,728	127,231	2,936,826
Voya Multi-Manager Mid Cap Value Fund - Class I	9,567,323	1,695,217	(961,798)	(1,310,075)	8,990,667	107,078	42,773	1,328,176
Voya Short Term Bond Fund - Class R6	14,309,070	484,011	(1,355,031)	71,384	13,509,434	126,342	(4,705)	-
Voya Small Company Fund - Class R6	9,542,353	1,998,438	(1,139,202)	(1,360,090)	9,041,499	23,450	49,719	1,347,396
Voya Strategic Income Opportunities Fund Class R6	9,564,934	261,623	(795,660)	(6,078)	9,024,819	117,016	(13,103)	-
Voya U.S. High Dividend Low Volatility Fund - Class I	33,483,583	2,076,352	(2,552,487)	(1,408,019)	31,599,429	258,300	319,389	1,142,152
	$405,385,035	$23,791,130	$(44,803,207)	$(9,730,562)	$374,642,396	$4,907,466	$1,082,768	$12,881,196

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At January 31, 2019, the following futures contracts were outstanding for Voya Global Target Payment Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	42	03/29/19	$8,917,782	$27,545
U.S. Treasury Ultra Long Bond	56	03/20/19	9,023,000	348,431
			$17,940,782	$375,976
Short Contracts:
MSCI EAFE Mini Index	(98)	03/15/19	(8,957,690)	(304,638)
S&P Mid 400 E-Mini	(25)	03/15/19	(4,590,250)	(259,841)
U.S. Treasury 10-Year Note	(37)	03/20/19	(4,531,344)	(110,940)
			$(18,079,284)	$(675,419)

At January 31, 2019, the following OTC written equity options were outstanding for Voya Global Target Payment Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value

Call on iShares MSCI EAFE ETF	HSBC Bank PLC		02/28/19	62.680	USD	477,026	29,899,990	$421,596	$(421,596)
Call on iShares MSCI Emerging Markets ETF	Credit Suisse International		02/14/19	41.350	USD	191,052	8,234,341	171,431	(363,432)
Call on S&P 500® Index	BNP Paribas		02/14/19	2,635.960	USD	8,801	23,798,784	364,226	(679,007)
Call on SPDR® S&P MidCap 400 ETF	BNP Paribas		02/28/19	333.790	USD	17,975	5,999,875	99,598	(99,598)
								$1,056,851	$(1,563,633)

Currency Abbreviations

USD	-	United States Dollar

Voya Global Target Payment Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2019 (Unaudited) (Continued)

At January 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $470,321,045.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$3,628,726
Gross Unrealized Depreciation	(24,381,481)

Net Unrealized Depreciation	$(20,752,755)

Item 2. Controls and Procedures

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Series Fund, Inc.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	March 29, 2019

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 29, 2019